Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Loss for the year from continuing operations	$ (379,631)	$ (18,591)
Items not affecting cash:
Asset retirement obligation accretion	2,038	2,006
Depreciation and amortization	105,732	72,130
Unrealized foreign exchange gain	704	(471)
Deferred income tax recovery	(118,839)	(19,849)
Loss (gain) on disposal of assets	(130)	462
Gain on derivatives and other investments	(665)	(27,425)
Impairment of property, plant, and equipment	447,808	0
Other write-down of assets	1,528	46,697
Share based payments	6,989	11,218
Defined benefit pension plan expense	3,555	3,451
Adjustments to reconcile profit (loss) other than changes in working capital	69,089	69,628
Property reclamation payments	(5,536)	(3,097)
Severance payments	(2,299)	0
Changes in non-cash working capital	5,062	(35,755)
Net cash provided by operating activities of continuing operations	66,316	30,776
Net cash used by operating activities of discontinued operations	0	(2,797)
Investing activities
Net cash paid on acquisition of subsidiary	0	(121,664)
Purchase of property, plant and equipment	(274,070)	(309,133)
Capitalised interest	(36,750)	(36,750)
Proceeds from the sale of property, plant and equipment	7,882	252
Proceeds on pre-commercial production sales	48,868	38,200
Value added taxes related to mineral property expenditures, net	(1,261)	22,804
Investment in term deposits	(1,138)	(216)
Increase in restricted cash	(928)	(9,817)
Net cash used by investing activities of continuing operations	(257,397)	(416,324)
Financing activities
Issuance of common shares for cash	0	586
Dividend paid to shareholders	0	(10,610)
Purchase of treasury stock	(2,108)	(5,301)
Net cash used by financing activities of continuing operations	(2,108)	(15,325)
Net decrease in cash and cash equivalents	(193,189)	(403,670)
Cash and cash equivalents - beginning of year	479,501	883,171
Cash and cash equivalents - end of year	$ 286,312	$ 479,501